REALIZED AND UNREALIZED (LOSS)/GAIN ON OIL AND GAS DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Realized and unrealized (loss)/gain on oil and gas derivative instruments

8.	REALIZED AND UNREALIZED (LOSS)/GAIN ON OIL AND GAS DERIVATIVE INSTRUMENTS
The realized and unrealized gain/(loss) on the oil and gas derivative instruments is comprised of the following:

(in thousands of $)	Year Ended December 31,
	2023	2022	2021
Realized mark-to-market (“MTM”) adjustment on commodity swap derivatives	87,555	(18,605)	—
Realized gain on FLNG Hilli’s oil derivative instrument	73,120	110,696	24,772
Realized gain on FLNG Hilli’s gas derivative instrument	39,232	139,929	—
Realized gain on oil and gas derivative instruments, net	199,907	232,020	24,772

Unrealized (loss)/gain on FLNG Hilli’s gas derivative instrument (note 20)	(142,521)	121,959	51,286
Unrealized (loss)/gain on FLNG Hilli’s oil derivative instrument (note 20)	(76,847)	55,315	126,940
Unrealized MTM adjustment for commodity swap derivatives	(65,290)	111,703	1,665
Unrealized (loss)/gain on oil and gas derivative instruments, net	(284,658)	288,977	179,891

Realized and unrealized (loss)/gain on oil and gas derivative instruments (note 27)	(84,751)	520,997	204,663

The realized gain on oil and gas derivative instruments results from monthly billings above the FLNG Hilli base tolling fee and the incremental capacity increase pursuant to LTA amendments, whereas the unrealized (loss)/gain on oil and gas derivative instruments results from movements in forecasted oil and natural gas prices and Euro/U.S. Dollar exchange rates.

9.	OTHER NON-OPERATING (LOSS)/INCOME
Other non-operating (loss)/income, net is comprised of the following:

	Year Ended December 31,
(in thousands of $)	2023	2022	2021
Dividend income from our investment in listed equity securities	9,823	4,768	5,588
UK tax lease liability (1)	—	7,148	(71,739)
Realized and unrealized MTM (losses)/gains on our investment in listed equity securities (note 16) (2)	(62,308)	400,966	(295,777)
Others	—	—	124
Other non-operating (loss)/income	(52,485)	412,882	(361,804)
(1) In April 2022, we settled our liability to the UK tax authority in relation to former leasing arrangements of $66.4 million, inclusive of fees and released the remaining UK tax lease liability of $5.3 million and recognized a foreign exchange movement of $1.8 million.
(2) “Investment in listed equity securities”, included in balance sheet line-item “Other current assets” (note 16), relates to our equity holding in NFE of nil and 5.3 million shares as of December 31, 2023 and 2022, respectively. During the years ended December 31, 2023, 2022 and 2021, we recognized $nil, $350.9 million unrealized MTM gains and $295.8 million unrealized MTM losses, respectively.
In 2023 and 2022, we sold 1.2 million and 13.3 million of our NFE Shares at a price range between $36.90 and $40.38 per share and $40.80 and $58.29 per share for an aggregate consideration of $45.6 million and $625.6 million which resulted to $62.3 million realized MTM losses, $50.1 million realized MTM gains, respectively. There was no comparable sale of our NFE Shares during the year ended December 31, 2021.
On March 15, 2023, we disposed of our remaining 4.1 million NFE Shares that were applied as partial consideration for the repurchase of 1,230 Hilli common from NFE, which NFE acquired pursuant to the sale of our investment in Golar Partners to NFE in April 2021. Following these transactions, we no longer hold any listed equity securities.